Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

16.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	12,924,344,525	11,833,075,817
Construction in progress	2,279,619,377	2,471,906,134
Land	75,362,518	70,029,950
Buildings	1,004,446,360	820,488,268
Generation plant and equipment	8,036,764,066	7,025,101,427
Network infrastructure	1,348,527,373	1,283,066,501
Fixtures and fittings	155,623,189	141,407,876
Other property, plant, and equipment	24,001,642	21,075,661

	As of December 31,
	2024	2023
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,371,483,458)	(4,982,890,997)
Buildings	(223,059,218)	(190,875,178)
Plant and equipment	(4,484,514,221)	(4,168,517,659)
Network infrastructure	(544,436,473)	(513,708,508)
Fixtures and fittings	(95,653,705)	(89,015,209)
Other property, plant, and equipment	(23,819,841)	(20,774,443)

	As of December 31,
	2024	2023
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	7,552,861,067	6,850,184,820
Construction in progress	2,279,619,377	2,471,906,134
Land	75,362,518	70,029,950
Buildings	781,387,142	629,613,090
Generation plant and equipment	3,552,249,845	2,856,583,768
Network infrastructure	804,090,900	769,357,993
Fixtures and fittings	59,969,484	52,392,667
Other property, plant, and equipment	181,801	301,218

The composition and movements of the property, plant and equipment accounts during the years ended December 31, 2024 and 2023 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2024	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2024	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820
Increases other than from business combinations	522,711,445	—	-	11,072,923	3,332,300	-	—	537,116,668
Increases (decreases) from foreign currency translation differences	104,447,303	1,055,319	82,248,823	269,250,625	5,781,046	117,860	33,587	462,934,563
Depreciation (1)	—	—	(9,763,490)	(202,728,215)	(29,003,426)	(8,240,161)	(153,004)	(249,888,296)
Impairment losses recognized in income for the year (2)	(34,203,486)	—	—	—	—	—	—	(34,203,486)
Increases (decreases) from transfers and other movements	(782,091,137)	5,382,253	80,696,990	622,315,617	59,437,164	14,259,113	—	—
Increases (decreases) from transfers from construction in progress	(782,091,137)	5,382,253	80,696,990	622,315,617	59,437,164	14,259,113	—	—
Disposals and removals from service	(729,252)	(10,634)	—	(958,864)	(572,200)	(10,609)	—	(2,281,559)
Removals	(729,252)	(10,634)	—	(958,864)	(572,200)	(10,609)	—	(2,281,559)
Other increases (decreases)	(3,425,435)	(1,251,562)	(1,632,305)	(4,697,890)	(4,241,977)	1,196,034	—	(14,053,135)
Argentine hyperinflationary economy	1,003,805	157,192	224,034	1,411,881	—	254,580	—	3,051,492
Total movements	(192,286,757)	5,332,568	151,774,052	695,666,077	34,732,907	7,576,817	(119,417)	702,676,247
Balance as of December 31, 2024	2,279,619,377	75,362,518	781,387,142	3,552,249,845	804,090,900	59,969,484	181,801	7,552,861,067

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
Increases other than from business combinations	734,471,374	92,938	9,906	25,281	2,410,658	-	—	737,010,157
Increases (decreases) from foreign currency translation differences	5,306,989	106,008	15,692,204	40,417,640	1,266,833	(467,418)	4,509	62,326,765
Depreciation	—	—	(25,464,456)	(153,690,399)	(35,239,266)	(6,788,472)	(187,984)	(221,370,577)
Impairment losses recognized in income for the year (3)	—	—	—	(7,023,888)	—	—	—	(7,023,888)
Increases (decreases) from transfers and other movements	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Increases (decreases) from transfers from construction in progress	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Disposals and removals from service	(1,832,639)	(1,280,569)	(43,824)	(1,445,026)	(414,606)	(129,978)	(22,200)	(5,168,842)
Disposals (4)	(1,369,868)	(66,882)	—	(880,411)	—	—	—	(2,317,161)
Removals	(462,771)	(1,213,687)	(43,824)	(564,615)	(414,606)	(129,978)	(22,200)	(2,851,681)
Decreases to be classified as held for sale (5)	(4,869,003)	—	(52,861,456)	(277,983,606)	—	2,751	8,667	(335,702,647)
Other increases (decreases)	(4,665,289)	(571,632)	(101,701,141)	153,850,501	(1,559,958)	—	—	45,352,481
Argentine hyperinflationary economy	613,326	111,048	158,026	1,163,727	—	361,250	—	2,407,377
Total movements	(628,031,635)	5,349,680	187,734,520	645,447,294	60,917,647	6,610,328	(197,008)	277,830,826
Balance as of December 31, 2023	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820
(1)	See Note 31.a).
(2)	See Note 16 c) item vi).
(3)	Relates to a higher impairment loss on property, plant and equipment, mainly explained by the impairment of items of property, plant, and equipment related to the gas-fired unit of the Tarapacá Power Plant.
(4)	The main component is the sale of the Huasco Power Plant, by our subsidiary Enel Generación Chile, for ThCh$5,318,040, from which a gain of ThCh$3,808,947 was recognized (See Note 33).
(5)	See Note 5.

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant and equipment are related to investments in the Company’s networks and operating plants and new projects under construction. These investments totaled ThCh$2,279,619,377 and ThCh$2,471,906,134 as of December 31, 2024 and 2023, respectively.

In the Distribution Segment, the main investments are improvements in networks to optimize their operation, to enhance efficiency and quality of service level. The book value of these works in progress totaled ThCh$177,427,590 and ThCh$169,052,263, as of December 31, 2024 and 2023, respectively.

In the Generation Segment, investments include works towards the new capacity program. This includes:

(i)	Progress on the construction of the Los Cóndores Hydroelectric power plant, by Enel Generación Chile, which will use the resources from the Maule Lake and will have an installed capacity of approximately 150 MW. As of December 31, 2024 and 2023, the capitalized carrying amount of these works in progress amounted to ThCh$1,176,484,395 and ThCh$1,064,200,511, respectively.
(ii)	Progress on the Rihue, Don Humberto, Hijuelas, Graneros, Don Rodrigo, Valera, Maitencillo, Cabimas and La Pataguas projects, which together represent an installed capacity of approximately 1.35 GW, and are being executed by Enel Green Power Chile. The capitalized carrying amount of these projects amounted to ThCh$360,683,352 and ThCh$585,443,444, as of December 31, 2024 and 2023, respectively.

During 2024, Operación Finis Terrae II, El Manzano, La Cabaña and Las Salinas, came into operation, accumulating a carrying amount of ThCh$632,046,041 with installed capacity of 0.57 GW.

According to the accounting criteria described in Note 3.a), only those investments made in the generation projects described above qualify as assets eligible to capitalize interest. Together, these projects represent accumulated cash disbursements of ThCh$1,689,108,504 and ThCh$1,820,862,146 as of December 31, 2024 and 2023, respectively.

b)	Capitalized cost

b.1) Capitalized financial expenses in work-in-progress

As of December 31, 2024, the capitalized interest expense amounted to ThCh$85,267,021 (ThCh$81,447,057 and ThCh$83,292,276 as of December 31, 2023 and 2022, respectively (see Note 34)). As of December 31, 2024, the average financing rate ranged between 5.49% and 6.64% (5.29% and 6.08% as of December 31, 2023 and 5.93% and 6.17% as of December 31, 2022).

The increased interest capitalization is mainly explained by an improved performance of non-conventional renewable energy projects and by a greater continuity in the performance of the Los Cóndores project, which currently shows significant advancement. With respect to the Los Cóndores project, given the difficulties inherent to a project of this magnitude and the impacts related to COVID-19, which implied some suspensions in the execution of the project during the previous years, an update of the project schedule provided by Enel Generación Chile on July 27, 2020. As of December 31, 2024, the construction of the main elements of the civil works is practically completed and the project is in the testing stage.

b.2) Capitalized personnel expenses in work-in-progress

As of December 31, 2024, 2023 and 2022, the capitalized cost for personnel expenses directly related to constructions in progress amounted to ThCh$40,732,541, ThCh$39,629,466 and ThCh$44,569,685, respectively.

c)	Other information
(i)	As of December 31, 2024 and 2023, the Group maintained commitments for the acquisition of property, plant, and equipment amounting to ThCh$144,764,301 and ThCh$126,041,911, respectively.
(ii)	As of December 31, 2024 and 2023, Enel Chile had no property, plant, and equipment pledged as collateral for liabilities.

(iii)	The Group and its consolidated entities have insurance contracts that include all-risk, earthquake and machinery breakdown policies with a limit of €1,000 million (ThCh$1,029,830,750), and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance to cover third-party claims up to a limit of €400 million (ThCh$411,932,300) in case these claims are due to the rupture of any dams owned by the Company or its subsidiaries, as well as environmental civil liability to cover environmental damage claims up to €20 million (ThCh$20,596,615). The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expense.

(iv)	Decarbonization plan

Development during 2019:

On June 4, 2019, the Company’s subsidiaries Enel Generación Chile and GasAtacama Chile entered into an agreement by which both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how they would proceed to progressively eliminate the operations of the Tarapacá, Bocamina I and Bocamina II coal-fired generation units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

Development during 2020:

On May 27, 2020, the Board of Directors of Enel Generación Chile approved, subject to the corresponding CNE authorizations, the early withdrawal of Bocamina I and Bocamina II, establishing deadlines for such withdrawals on December 31, 2020, and May 31, 2022, respectively. The corresponding request was communicated to the CNE that same day.

During the year 2021, the Group recorded an additional impairment loss of ThCh$28,773,083. The resulting recoverable value, after accounting for the previous impairment losses, corresponds to the value of the land associated with this power plant and amounts to ThCh$2,014,684.

These situations have effects on deferred taxes, which are disclosed in Note 19.b.

Development during 2022:

On May 3, 2022, the CNE issued Exempt Resolution No. 325, which based on technical studies and system operation projections, ordered Enel Generación Chile S.A. to perform the final removal, disconnection, and termination of operations at the Bocamina II generation unit beginning on September 30, 2022, in accordance with article 72-18 of the General Law of Electricity Services.

(v)	As part of its decarbonization strategy, community engagement, and considering the current prevailing conditions in the increasingly competitive market with a growing investment in non-conventional renewable energies, the Company subjected its project portfolio to a thorough analysis. As a result of this process, at the end of the 2022 fiscal year, the Group decided to abandon certain projects it had been developing. As a consequence of the above, Enel Generación Chile had to impair assets by ThCh$22,912,146, mainly associated with thermal and hydroelectric projects, notably the Quintero and Vallecito projects. On the other hand, Enel Green Power Chile had to impair ThCh$29,887,851, an amount entirely associated with a geothermal project called El Tatio, which was under development in the Antofagasta region (see Note 32).
(vi)	At the end of 2024, Enel Green Power Chile recorded an impairment charge of ThCh$34,203,486 associated with the Las Salinas expansion project. This loss arises from a new assessment of the expected profitability of the project, which determined the decision to suspend it, at least temporarily, until existing conditions change and the project can be considered viable.